Significant Accounting Policies - Summary of Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2019
Office equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	1 year
Office equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	7 years
Machinery equipment and vehicle [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Machinery equipment and vehicle [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	6 years
Media production equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of useful life, property, plant and equipment	shorter of lease term and life of asset